1. NATURE OF OPERATIONS AND GOING CONCERN: Schedule of Loss, Deficit and Working Capital (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Loss, Deficit and Working Capital
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	$	$	$
Deficit	(28,507,985)	(27,334,019)	(25,228,411)
Working capital	(714,044)	(465,454)	439,228